Property and equipment, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)
Property and equipment, net
Property and equipment, gross			¥ 10,894,046		¥ 14,832,245
Less: Accumulated depreciation			(2,362,563)		(3,092,864)
Less: Accumulated impairment		¥ (482,571)
Property and equipment, net	$ 1,616,940		8,531,483		11,256,810
Depreciation expenses	$ 119,275	830,368	770,290	¥ 720,840
Fulfillment expenses
Property and equipment, net
Depreciation expenses		456,678	402,942	329,945
Marketing expenses
Property and equipment, net
Depreciation expenses		23,179	380	305
Technology and content expenses
Property and equipment, net
Depreciation expenses		232,944	282,020	312,506
General and administrative expenses
Property and equipment, net
Less: Accumulated impairment		482,600
Depreciation expenses		¥ 117,567	84,948	¥ 78,084
Buildings
Property and equipment, net
Property and equipment, gross			4,113,753		6,689,846
Furniture, fixtures and equipment
Property and equipment, net
Property and equipment, gross			2,709,502		3,137,031
Leasehold improvements
Property and equipment, net
Property and equipment, gross			407,330		840,895
Motor vehicles
Property and equipment, net
Property and equipment, gross			422,902		382,218
Software
Property and equipment, net
Property and equipment, gross			60,858		69,898
Construction in process
Property and equipment, net
Property and equipment, gross			¥ 3,179,701		¥ 3,712,357